CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Income Statement [Abstract]
Net revenue	$ 467	$ 383	$ 909	$ 737	$ 1,558	$ 1,303	$ 1,161
Cost of sales	116	110	232	209	444	391	386
Gross profit	351	273	677	528	1,114	912	775
Operating expenses:
Sales and marketing	89	80	174	140	348	299	348
Research and development	48	37	92	75	188	161	186
General and administrative	45	42	93	100	235	182	170
Amortization of intangibles	13	36	49	72	143	146	153
Restructuring charges (Note 9)			8	1	2	6	19
Total operating expenses	195	195	416	388	916	794	876
Operating income (loss)	156	78	261	140	198	118	(101)
Interest expense and other, net	(58)	(74)	(118)	(149)	(307)	(296)	(308)
Foreign exchange gain (loss), net	(20)	(17)	15	(6)	(104)	21	30
Income (loss) from continuing operations before income taxes	78	(13)	158	(15)	(213)	(157)	(379)
Provision for income tax expense (benefit)	10	5	7	(5)	5	38	29
Income (loss) from continuing operations	68	(18)	151	(10)	(218)	(195)	(408)
Income (Loss) from discontinued operations, net of taxes	40	40	51	41	(71)	(41)	(104)
Net income (loss)	108	$ 22	202	$ 31	(289)	$ (236)	$ (512)
Less: Net loss attributable to redeemable noncontrolling interests	72		136		(171)
Net income (loss) attributable to McAfee Corp.	36		66		(118)
Net income (loss) attributable to McAfee Corp.
Income (loss) from continuing operations attributable to McAfee Corp.	23		50		(55)
Income (loss) from discontinued operations attributable to McAfee Corp.	13		16		(63)
Net income (loss) attributable to McAfee Corp.	$ 36		$ 66		$ (118)
Earnings (loss) per share attributable to McAfee Corp., basic:
Continuing operations	$ 0.14		$ 0.31		$ (0.34)
Discontinued operations	0.08		0.10		(0.39)
Earning (loss) per share, basic	0.22		0.40		(0.73)
Earnings (loss) per share attributable to McAfee Corp., diluted:
Continuing operations	0.14		0.30		(0.34)
Discontinued operations	0.07		0.09		(0.39)
Earning (loss) per share, diluted	$ 0.21		$ 0.39		$ (0.73)
Weighted-average shares outstanding, basic	165.0		163.7		162.3
Weighted-average shares outstanding, diluted	182.8		179.5		162.3